NOTE 5. RENTAL INCOME	9 Months Ended
Sep. 30, 2025
Block 40 L L C 2024 [Member]
NOTE 5. RENTAL INCOME

NOTE 5. RENTAL INCOME

The components of rental income associated with the Company's residential and commercial leasing operations for the year ended December 31, 2024 consisted of the following:

Based rent (fixed)	$8,286,903
Tenant expense recovery (variable)	42,690
Percentage rent (variable)	217,813
$8,547,406